Cash and Cash Equivalents and Pledged Bank Deposits (Details) - Schedule of Cash and Cash Equivalents and Pledged Bank Deposits - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
Cash and bank balances		$ 14,152,465		$ 24,077,695
Time deposits		54,677,296		195,883
Total		68,829,761		24,273,578
Less: Pledged bank deposits	$ (182,380)	(188,745)		(195,883)
Cash and cash equivalents	$ 56,497,277	$ 68,641,016	$ 19,455,522	$ 24,077,695	$ 9,190,286	$ 17,610,635